UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Income Municipal Fund, Inc. (NQU)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 152.4% (99.6% of Total Investments)
	Alaska – 2.5% (1.6% of Total Investments)
$ 6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 6,524,930
	12/01/27 – FGIC Insured (UB)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
3,930	5.000%, 6/01/32	6/14 at 100.00	B+	3,614,185
13,835	5.000%, 6/01/46	6/14 at 100.00	B+	12,227,788
23,875	Total Alaska			22,366,903
	Arizona – 2.7% (1.8% of Total Investments)
3,475	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	3,556,975
	4.750%, 4/01/25
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	A1 (4)	5,456,305
	Series 2003A, 5.000%, 7/01/28 (Pre-refunded 7/01/13) – NPFG Insured
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,286,390
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2 (4)	753,537
	FGIC Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	436,193
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	7/20 at 100.00	A+	8,657,117
	5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A,	7/18 at 100.00	AA–	2,629,791
	5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB	1,094,910
	Company, Series 2010A, 5.250%, 10/01/40
22,145	Total Arizona			23,871,218
	Arkansas – 1.0% (0.7% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	854,775
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	4,006,284
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	4,246,760
	5.000%, 11/01/34 – NPFG Insured
26,625	Total Arkansas			9,107,819
	California – 24.1% (15.7% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,995,250
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,615	California Department of Water Resources, Power Supply Revenue Bonds, Series 2011N,	No Opt. Call	AA	5,683,054
	5.000%, 5/01/13
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A (4)	6,023,820
	System/West, Series 2003A, 5.000%, 3/01/33 (Pre-refunded 3/01/13)
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A,	7/20 at 100.00	Baa2	2,589,398
	5.750%, 7/01/40
14,600	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	14,934,632
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	26,824,236
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,629,120
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	A1	4,144,875
10,000	5.500%, 11/01/35	11/20 at 100.00	A1	12,042,700
5,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	5,000,000
2,500	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	4/13 at 100.00	AA– (4)	2,523,950
	Memorial Health Services, Series 2003A, 6.000%, 10/01/23 (Pre-refunded 4/01/13)
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,422,206
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,062,852
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of Participation,	9/14 at 100.00	BBB	2,751,490
	Series 2004, 5.000%, 9/01/29 – NPFG Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	1,267,418
	Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	7/13 at 100.00	BBB	8,499,745
	5.000%, 1/01/35 – NPFG Insured
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB	1,030,780
	Series 1999, 5.875%, 1/15/27 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,650	4.500%, 6/01/27	6/17 at 100.00	B	2,510,213
10,630	5.000%, 6/01/33	6/17 at 100.00	B	9,897,380
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,294,395
3,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	3,926,500
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/18 (Pre-refunded 7/01/13) –
	AGM Insured
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,215,400
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F, 5.000%,	7/16 at 100.00	Aa2	5,548,000
	7/01/30 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,466,850
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
2,735	Los Gatos Union School District, Santa Clara County, California, General Obligation Bonds, Election	8/13 at 100.00	AA+ (4)	2,800,613
	of 2001, Series 2003B, 5.000%, 8/01/30 (Pre-refunded 8/01/13) – AGM Insured
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	4,584,162
	6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue	9/16 at 100.00	AA–	3,734,347
	Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds, Series	8/14 at 102.00	AA–	2,697,225
	2006A, 5.000%, 8/01/31 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,549,600
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,246,455
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	3,801,211
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%,	6/15 at 100.00	A	2,588,025
	6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender	8/19 at 100.00	Aa2	3,093,999
	Option Bond Trust 3504, 19.698%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	4,405,454
30,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	9,213,300
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C,	No Opt. Call	Aaa	1,546,290
	0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series 2002B,	4/13 at 40.49	BBB	1,801,821
	0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,
	Series 2005A-1:
1,580	4.750%, 6/01/23	6/15 at 100.00	B+	1,530,973
1,500	5.500%, 6/01/45	6/15 at 100.00	B–	1,323,810
2,515	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BBB	2,523,878
	San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.750%, 6/01/25
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,060,210
5,790	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	5,849,753
	AMBAC Insured
247,340	Total California			213,635,390
	Colorado – 6.6% (4.3% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	2/21 at 100.00	AA–	3,321,570
	2011A, 5.000%, 2/01/41
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,124,840
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA	12,953,259
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	BBB+	1,550,130
	Series 2007, 5.250%, 5/15/42
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	2,890,368
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	BBB	3,707,570
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	BBB	16,214,010
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	508,680
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	2,485,700
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,349,837
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity
	Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,895,810
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,377,863
97,985	Total Colorado			58,379,637
	Florida – 3.3% (2.2% of Total Investments)
1,645	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital and	No Opt. Call	A2	1,797,903
	Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	2,051,860
	Series 2003D, 5.000%, 6/01/17 (Pre-refunded 6/01/13)
2,185	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	No Opt. Call	A+	2,239,625
	Series 2003D, 5.250%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/27	10/13 at 100.00	A1 (4)	5,831,139
	(Pre-refunded 10/01/13) – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1,	10/20 at 100.00	A	2,854,200
	5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,833,675
	5.000%, 10/01/30
4,625	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	4,887,978
	11/01/30 – NPFG Insured
	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding
	Bonds, Series 2003A:
3,010	5.000%, 10/01/21 (Pre-refunded 4/01/13)	4/13 at 100.00	Aa1 (4)	3,034,291
1,990	5.000%, 10/01/21 (Pre-refunded 4/01/13)	4/13 at 100.00	AA (4)	2,006,059
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	2,100,420
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
28,105	Total Florida			29,637,150
	Georgia – 2.3% (1.5% of Total Investments)
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,483,513
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical	12/20 at 100.00	N/R	2,813,325
	Center Project, Series 2010, 7.625%, 12/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,510,500
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,385,138
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional	8/18 at 100.00	AA–	5,811,050
	Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
17,800	Total Georgia			20,003,526
	Illinois – 15.1% (9.8% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	A+	1,604,123
	Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	A+	9,264,734
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	A+	4,279,440
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,261,788
	5.250%, 12/01/40
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	Aa3	14,381,334
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	Aa3	3,970,403
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	4/13 at 100.00	Aa3	190,580
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	7/13 at 100.00	A	13,414,338
	(Alternative Minimum Tax)
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series	1/14 at 100.00	AA–	2,036,420
	2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,275,665
	Series 2007B, 0.000%, 12/01/23
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series	7/13 at 100.00	Aa1 (4)	5,100,000
	2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2 (4)	1,138,578
	Kankakee County, Series 2005B, 5.000%, 12/01/20 (Pre-refunded 12/01/14) – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	16,557,300
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,153,620
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,079,350
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,787,550
	5.625%, 1/01/37
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	4,799,574
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,398,500
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009,	8/19 at 100.00	BBB+	6,851,852
	7.000%, 8/15/44
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C,	2/21 at 100.00	AA–	5,124,150
	5.500%, 8/15/41
4,105	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,344,568
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	4/13 at 100.00	Baa2	5,041,181
	Series 2002, 5.625%, 1/01/28
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,555,214
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,742,063
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
855	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	858,087
	3/01/30 – RAAI Insured
4,005	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,870,392
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/15 – FGIC Insured
12,780	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	8,481,447
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
164,420	Total Illinois			133,562,251
	Indiana – 2.9% (1.9% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,790,100
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,052,693
	2011B, 5.000%, 10/01/41
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,084,420
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+ (4)	2,645,208
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,703,400
	NPFG Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,733,900
	AMBAC Insured
6,420	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/13 at 100.00	AA–	6,428,474
	1998A, 4.625%, 8/15/28 – NPFG Insured
28,670	Total Indiana			25,438,195
	Iowa – 1.2% (0.8% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	B+	3,821,360
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,799,520
11,000	Total Iowa			10,620,880
	Kansas – 0.6% (0.4% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,798,230
	5.300%, 6/01/31 – NPFG Insured
1,500	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2003,	9/13 at 102.00	Aa2 (4)	1,571,895
	5.000%, 9/01/17 (Pre-refunded 9/01/13) – AGM Insured
3,560	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	2,351,095
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,810	Total Kansas			5,721,220
	Kentucky – 0.9% (0.6% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	7,182,572
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,114,180
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			8,296,752
	Louisiana – 4.0% (2.6% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	No Opt. Call	AA–	12,126,000
	Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	9,595,350
	2007A, 5.500%, 5/15/47
5,000	Louisiana State, General Obligation Bonds, Series 2006C, 5.000%, 5/01/13 – AGM Insured	No Opt. Call	AA	5,060,300
8,305	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	A–	8,471,017
	Series 2001B, 5.875%, 5/15/39
32,305	Total Louisiana			35,252,667
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,277,640
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.3% (0.2% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare,	1/22 at 100.00	Baa2	3,040,300
	Series 2011A, 6.000%, 1/01/26
	Massachusetts – 3.8% (2.5% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	3,507,500
	Senior Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/18 at 100.00	A–	556,605
	2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,755,244
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,567,743
	University Issue, Series 2009A, 5.750%, 7/01/39
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	175,746
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	575,657
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	3,716,619
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	4/13 at 100.00	AAA	426,755
	Subordinate Series 1999A, 5.750%, 8/01/29
10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.250%, 8/01/16	8/13 at 100.00	AA+ (4)	10,250,800
	(Pre-refunded 8/01/13)
1,125	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	AAA	1,172,486
	Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured
28,880	Total Massachusetts			33,705,155
	Michigan – 6.0% (4.0% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,142,362
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,855,060
	7/01/35 – NPFG Insured
3,920	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Senior Lien Bonds, Series	7/16 at 100.00	A	4,147,203
	2003C, 5.000%, 7/01/28 – NPFG Insured
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,243,420
	7/01/36 – BHAC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,733,565
	7/01/31 – BHAC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004B, 5.000%, 7/01/19 –	7/16 at 100.00	BBB	2,188,140
	NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,258,340
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,721,061
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	11,419,106
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	6,399,635
	Refunding Series 2009, 5.625%, 11/15/29
1,800	Michigan State, General Obligation Refunding Bonds, Series 2001, 5.500%, 12/01/13 –	No Opt. Call	Aa2	1,879,470
	NPFG Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,178,405
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,472,863
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	2,020,961
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
49,075	Total Michigan			53,659,591
	Minnesota – 0.6% (0.4% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	5,102,855
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
	Mississippi – 0.2% (0.1% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	1,985,213
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 2.7% (1.7% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,295	5.250%, 10/01/16 – AGM Insured	10/13 at 100.00	AA–	4,436,907
2,400	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	2,474,160
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1,	No Opt. Call	AA–	8,281,500
	0.000%, 4/15/28 – AMBAC Insured
1,370	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Senior Lien	No Opt. Call	AAA	1,370,000
	Refunding Series 2006, 5.000%, 2/01/13
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	7,067,601
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
38,415	Total Missouri			23,630,168
	Nevada – 3.8% (2.5% of Total Investments)
10,870	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	11,094,031
	5.125%, 7/01/16 (Pre-refunded 7/01/13) – AMBAC Insured
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	16,256,945
	Airport, Series 2010A, 5.250%, 7/01/42
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,400,794
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust 2634,	7/17 at 100.00	AA+	3,776,800
	18.968%, 7/01/31 – BHAC Insured (IF) (5)
30,165	Total Nevada			33,528,570
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue,	10/19 at 100.00	Baa1	5,642,550
	Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.3% (3.4% of Total Investments)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	694,302
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,605,915
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BBB+	3,149,400
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,262,208
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	8,171,000
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	7,155,200
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	6,729,800
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	9,625,921
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,887,481
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,497,300
	Series 2007-1A, 4.750%, 6/01/34
91,570	Total New Jersey			46,778,527
	New Mexico – 0.4% (0.2% of Total Investments)
3,200	Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series	No Opt. Call	Aa1	3,229,504
	2012, 2.000%, 8/01/13
	New York – 9.9% (6.5% of Total Investments)
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	2,619,698
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,634,379
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,719,368
	2011A, 5.250%, 2/15/47
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,369,394
	2/15/47 – NPFG Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	14,439,256
	4.500%, 11/15/32 – AGM Insured (UB)
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,301,534
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
3,545	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/22 at 100.00	AA+	3,701,335
	General Resolution Revenue Bonds, Fiscal Series 2012EE, 4.000%, 6/15/45
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	4/13 at 100.00	AA	20,078
150	5.750%, 8/01/18	4/13 at 100.00	AA	151,790
1,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/17 –	1/15 at 100.00	A+	1,087,030
	AMBAC Insured
19,815	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	19,893,864
	2012A, 2.500%, 4/01/13
6,805	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	6,911,634
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
3,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AA+ (4)	3,520,615
	Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/24 (Pre-refunded 3/15/13)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB–	9,896,198
2,755	6.000%, 12/01/36	12/20 at 100.00	BBB–	3,283,492
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	BBB	2,703,143
	LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
7,000	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State	No Opt. Call	AA–	8,351,770
	Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18
81,435	Total New York			87,604,578
	North Carolina – 3.1% (2.0% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,193,500
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A,	10/15 at 100.00	AA+	10,665,520
	5.000%, 10/01/41
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,854,150
	WakeMed, Series 2012A, 5.000%, 10/01/27
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,220,920
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,117,900
	Health System, Series 2009A, 5.000%, 6/01/39
2,500	North Carolina State, General Obligation Bonds, Series 2010B, 5.000%, 6/01/13	No Opt. Call	AAA	2,540,375
25,290	Total North Carolina			27,592,365
	North Dakota – 1.2% (0.8% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,731,640
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,264,330
10,000	Total North Dakota			10,995,970
	Ohio – 5.7% (3.7% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	11,117,000
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	978,143
2,925	5.875%, 6/01/30	6/17 at 100.00	B	2,682,254
5,040	5.750%, 6/01/34	6/17 at 100.00	B	4,505,256
2,715	6.000%, 6/01/42	6/17 at 100.00	BB+	2,481,782
5,950	5.875%, 6/01/47	6/17 at 100.00	B	5,380,942
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	9,508,300
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,718,900
	4.250%, 12/01/32 – AGM Insured (UB)
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A,	11/21 at 100.00	AA–	3,520,479
	6.000%, 11/15/41
50,570	Total Ohio			50,893,056
	Oklahoma – 1.8% (1.2% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,550,598
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	4,083,695
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,894,375
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	6,349,308
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	2,048,240
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			15,926,216
	Oregon – 0.7% (0.4% of Total Investments)
5,565	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C,	No Opt. Call	AA	5,766,453
	5.000%, 11/01/13
5	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds,	1/14 at 100.00	Aa2	5,006
	Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
5,570	Total Oregon			5,771,459
	Pennsylvania – 3.8% (2.5% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,260,780
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
65	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A3	66,909
155	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 (Pre-refunded	10/13 at 100.00	A3 (4)	160,464
	10/01/13) – FGIC Insured
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	9,232,800
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,544,790
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
4,350	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001T, 5.500%, 12/01/13 –	No Opt. Call	Aa3	4,539,921
	FGIC Insured
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,808,962
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	5,313,200
	6/01/33 – AGM Insured
7,845	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	7,968,323
	5.000%, 8/01/32 – AGM Insured
31,515	Total Pennsylvania			33,896,149
	Puerto Rico – 8.5% (5.6% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB	2,584,300
	6.000%, 7/01/44
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	BBB	2,418,750
	5.125%, 7/01/37
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	7,293,090
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	7/14 at 100.00	BBB	591,693
	7/01/29 – NPFG Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	BBB+	759,500
	7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	4/13 at 100.00	AA–	5,001,750
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/17 at 100.00	BBB	1,064,930
	2007M, 5.500%, 7/01/19
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	8,235,120
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	10,967,250
	2010A, 0.000%, 8/01/33
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,551,748
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	7,326,500
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	7,602,075
15,000	5.250%, 8/01/57 (UB) (5)	8/17 at 100.00	AA–	15,697,350
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29	No Opt. Call	BBB+	1,580,670
201,775	Total Puerto Rico			75,674,726
	Rhode Island – 0.6% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	4/13 at 100.00	BBB+	2,792,622
2,065	6.250%, 6/01/42	4/13 at 100.00	BBB–	2,126,929
4,830	Total Rhode Island			4,919,551
	South Carolina – 2.7% (1.7% of Total Investments)
2,850	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	3,275,676
	5.000%, 2/01/41
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (4)	5,629,070
3,250	5.250%, 2/15/24 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (4)	3,491,313
3,100	5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (4)	3,330,175
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	3,728,180
	0.000%, 1/01/31 – AMBAC Insured
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	4,304,412
25,840	Total South Carolina			23,758,826
	South Dakota – 0.2% (0.1% of Total Investments)
1,325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	A+	1,370,236
	Series 2004A, 5.250%, 11/01/34
	Tennessee – 1.0% (0.7% of Total Investments)
3,010	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds,	No Opt. Call	Aa1	3,046,301
	Refunding Series 2011, 3.000%, 7/01/13
5,815	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/13	No Opt. Call	AA+	5,909,087
8,825	Total Tennessee			8,955,388
	Texas – 11.0% (7.2% of Total Investments)
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	6,234,150
	2008, 5.000%, 2/15/38
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,762,155
	5.750%, 1/01/31
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	5,685,570
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,445	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School	No Opt. Call	AAA	1,447,702
	Building Refunding Series 2006, 5.000%, 2/15/13
4,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	4,377,360
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	11/13 at 100.00	AA–	4,132,040
	11/01/22 – AGM Insured (Alternative Minimum Tax)
3,570	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,741,896
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
3,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/13 at 100.00	BBB	3,508,470
	2001B, 5.250%, 11/15/40 – NPFG Insured
2,700	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 5.250%,	4/13 at 100.00	BBB	2,703,699
	11/15/30 – NPFG Insured
15,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%,	11/24 at 55.69	BBB	4,543,586
	11/15/34 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,442,358
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA–	2,716,908
875	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	952,823
	Refunding Series 2005, 5.000%, 2/15/21
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,950,480
	Bonds, Series 2006, 0.000%, 8/15/34
6,785	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012B, 2.000%, 5/15/13	No Opt. Call	A1	6,818,993
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA	3,577,530
	5.500%, 9/01/41
7,675	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992,	No Opt. Call	AA+ (4)	8,329,754
	5.000%, 2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	5,160,050
	Texas Health Resources Tender Option Bond Trust 1197, 9.345%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/20 at 100.00	AA–	3,273,127
	Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
3,635	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	4,130,523
	2012, 5.000%, 12/15/22
6,095	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series	No Opt. Call	Aaa	6,144,491
	2010B, 5.000%, 4/01/13
2,750	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2005A,	No Opt. Call	Aaa	2,772,330
	5.000%, 4/01/13
1,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, First Tier Series 2006A,	No Opt. Call	AAA	1,008,080
	5.000%, 4/01/13
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	2,621,858
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	2,477,556
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,526,513
7,110	0.000%, 8/15/43	8/15 at 23.11	AAA	1,537,466
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	1,899,224
	Project, Series 2011, 6.000%, 11/01/41
135,340	Total Texas			97,476,692
	Utah – 1.0% (0.7% of Total Investments)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA– (4)	7,212,240
	5.000%, 4/01/25 (Pre-refunded 4/01/13) – AGM Insured
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	2,032,243
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
8,995	Total Utah			9,244,483
	Virgin Islands – 0.1% (0.1% of Total Investments)
1,085	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	1,137,970
	10/01/26 – RAAI Insured
	Virginia – 3.3% (2.2% of Total Investments)
3,990	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public	6/13 at 101.00	AA+ (4)	4,093,820
	Facilities Projects, Series 2003, 5.000%, 6/01/19 (Pre-refunded 6/01/13)
2,750	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds,	4/13 at 100.00	AA+ (4)	2,772,248
	Route 28, Series 2003, 5.000%, 4/01/28 (Pre-refunded 4/01/13) – NPFG Insured
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	10/26 at 100.00	AA–	10,967,880
	2009C, 0.000%, 10/01/41 – AGC Insured
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	8,854,100
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	945,509
1,760	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,927,763
30,320	Total Virginia			29,561,320
	Washington – 3.2% (2.1% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,237,313
	Services Project, Series 2009, 5.500%, 6/01/39
3,475	Port of Seattle, Washington, General Obligation Bonds, Series 2004B, 5.000%, 11/01/19 – AGM	11/13 at 100.00	AAA	3,594,957
	Insured (Alternative Minimum Tax)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,257,338
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,294,200
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (5)
6,840	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue	6/13 at 100.00	A3	7,004,092
	Bonds, Series 2002, 6.500%, 6/01/26
3,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2011B-1,	No Opt. Call	AA+	3,695,685
	4.000%, 8/01/14
26,345	Total Washington			28,083,585
	West Virginia – 0.8% (0.5% of Total Investments)
6,725	West Virginia University, University Revenue Improvement Bonds, West Virginia University Projects,	10/14 at 100.00	Aa3	7,143,968
	Series 2004C, 5.000%, 10/01/34 – FGIC Insured
	Wisconsin – 2.0% (1.3% of Total Investments)
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	3,145,320
	2004, 5.750%, 5/01/29
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series	10/21 at 100.00	A+	4,091,316
	2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/22 at 100.00	A–	1,613,705
	2012B, 5.000%, 2/15/40
2,255	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,291,802
	Services Inc., Series 2003A, 5.125%, 8/15/33
2,000	Wisconsin State, General Obligation Bonds, Series 2007C, 5.000%, 5/01/13	No Opt. Call	AA	2,024,120
2,500	Wisconsin State, General Obligation Bonds, Series 2011A, 5.000%, 5/01/13	No Opt. Call	AA	2,530,150
2,040	Wisconsin, Clean Water Revenue Bonds, Refunding Series 2002-2, 5.500%, 6/01/13 –	No Opt. Call	AA+	2,076,190
	NPFG Insured
16,950	Total Wisconsin			17,772,603
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,336,099
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,533,800
	5.375%, 1/01/42
6,035	Total Wyoming			6,869,899
$ 1,662,865	Total Municipal Bonds (cost $1,222,117,243)			1,352,122,721

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 64	Las Vegas Monorail Company, Senior Interest Bonds (6), (9)	5.500%	7/15/19	N/R	$ 46,237
19	Las Vegas Monorail Company, Senior Interest Bonds (6), (9)	3.000%	7/15/55	N/R	7,983
83	Total Corporate Bonds (cost $ –)				54,220

Principal		Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 0.6% (0.4% of Total Investments)
	Texas – 0.6% (0.4% of Total Investments)
$ 5,000	Harris County, Texas, Tax Anticipation Notes, Series 2012, 1.500%, 2/28/13 (8)		No Opt. Call	SP-1+	$ 5,005,600
	Total Short-Term Investments (cost $5,004,976)				5,005,600
	Total Investments (cost $1,227,122,219) – 153.0%				1,357,182,541
	Floating Rate Obligations – (6.5)%				(57,830,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.3)% (7)				(428,400,000)
	Other Assets Less Liabilities – 1.8%				15,994,619
	Net Assets Applicable to Common Shares – 100%				$ 886,947,160

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,352,122,721	$ —	$1,352,122,721
Corporate Bonds	—	—	54,220	54,220
Short-Term Investments:
Municipal Bonds	—	5,005,600	—	5,005,600
Total	$ —	$1,357,128,321	$54,220	$1,357,182,541

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $1,176,402,206.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$135,880,658
Depreciation	(12,924,963)
Net unrealized appreciation (depreciation) of investments	$122,955,695

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
(8)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013